Consolidated Balance Sheets - USD ($)		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents		$ 5,456,778	$ 7,378,920
Other receivables		258,415	39,502
Prepaid expenses		1,936,887	492,541
Prepaid IPO Costs		2,404,580
Total current assets		10,056,660	7,910,963
PROPERTY AND EQUIPMENT, NET		83,522	86,683
OTHER ASSETS
Prepaid expenses		2,472,186	1,041,265
Deferred tax assets		302,320	8,823
Security deposits			54,359
Total other assets		2,774,506	1,104,447
Total assets		12,914,688	9,102,093
CURRENT LIABILITIES
Other payables and accrued liabilities		433,585	173,810
Deferred revenues			13,281
Deferred rent liabilities			13,046
Taxes payable		35,647	82,156
Total current liabilities		469,232	282,293
Total liabilities		469,232	282,293
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 13,000,000 and 26,000 shares issued and outstanding of December 31, 2017 and 2016	[1]	130,000	260
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		12,312,828	8,046,392
Statutory reserves		6,189	6,189
Retained earnings (accumulated deficit)		(893,921)	48,447
Accumulated other comprehensive income (loss)		330,706	(196,087)
Total shareholders' equity		11,840,345	7,859,744
NONCONTROLLING INTEREST		605,111	960,056
Total shareholders' equity		12,445,456	8,819,800
Total liabilities and shareholders' equity		$ 12,914,688	$ 9,102,093

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.